Notes Related to the Consolidated Statements of Financial Position - Summary of Shareholders' Equity (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Beginning balance	8,732,648	7,924,611	6,882,761
Follow-on offering		793,877
Exercise of share warrants	17,200	14,160	101,850
Free shares / Stock options / Share warrants	7,574
Private placement with institutional investors	3,000,000		940,000
Initial Public Offering (including 5,389,021 ordinary shares in the form of ADSs)	6,180,137
Ending balance	17,937,559	8,732,648	7,924,611